Employee Benefits - Fair Values for Pension Plans by Asset Category (Detail) - Pension - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 17,816	$ 19,175	$ 14,663
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	12,246	13,543
Fair Value, Inputs, Level 1, 2 and 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,701	2,889
Fair Value, Inputs, Level 1, 2 and 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	2,253	2,795
Fair Value, Inputs, Level 1, 2 and 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,684	1,382
Fair Value, Inputs, Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	3,645	2,961
Fair Value, Inputs, Level 1, 2 and 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,113	1,068
Fair Value, Inputs, Level 1, 2 and 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	396
Fair Value, Inputs, Level 1, 2 and 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	727	627
Fair Value, Inputs, Level 1, 2 and 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	664	580
Fair Value, Inputs, Level 1, 2 and 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	459	845
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	5,614	7,062
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,694	2,874
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	2,220	2,794
Level 1 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,557	1,234
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	124	139
Level 1 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	19	17
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	4
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 1 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 1 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	4,847	4,964
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	7	15
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	20	0
Level 2 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	127	148
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	3,244	2,718
Level 2 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,076	1,031
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	392
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	373	660
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,785	1,517	1,394
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	13	1	0
Level 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	277	104	97
Level 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	18	20	14
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	727	627	655
Level 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	664	580	624
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	86	185	$ 4
Investments measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 5,570	$ 5,632